PROSPECTUS SUPPLEMENT

May 1, 2021

For

Park Avenue Life (PAL) 95

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (GIAC)

The following supplement should be read in conjunction with the Prospectus dated April 30, 2012 and the supplement dated May 1, 2020 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at

http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Global Thematic Growth Portfolio (Class B) AllianceBernstein, L.P.	1.20%	39.08%	17.03%	9.67%
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	11.29%
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein, L.P.	0.92%	35.15%	20.15%	17.14%
Capital growth.	American Century VP International Fund (Class I Shares) American Century Investment Management, Inc.	1.00%	25.88%	11.19%	7.76%
Long-term capital growth with income as a secondary objective.	American Century VP Value Fund (Class I Shares) American Century Investment Management, Inc.	0.73%	0.98%	8.83%	9.73%
Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio (Initial) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.71%	30.57%	16.19%	13.52%
Seeks reasonable income. The fund will also consider the potential for capital appreciation	Fidelity VIP Equity-Income Portfolio (Initial) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.53%	6.69%	10.69%	10.17%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%

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Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Initial Class) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.64%	68.66%	29.24%	21.84%
Seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio (Initial) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.67%	2.75%	6.99%	5.58%
The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio (Initial) Fidelity Management & Research Company and its affiliates Geode Capital Management, LLC and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund. Geode	0.10%	18.24%	15.09%	13.78%
Growth of capital; current income as secondary objective.	Gabelli Capital Asset Fund Gabelli Funds, LLC	1.32%	0.38%	7.98%	8.04%
The Fund seeks capital appreciation.	Invesco V.I. American Franchise Fund (Series I) Invesco Advisers, Inc.	0.86%	42.35%	19.56%	15.32%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Invesco Advisers, Inc.	0.81%	13.85%	10.67%	9.55%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series I) formerly Invesco V.I. Managed Volatility Fund (Series I) Invesco Advisers, Inc.[1]	0.57%	9.95%	8.89%	8.54%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares) Janus Capital Management LLC	0.72%	19.47%	18.21%	15.25%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Janus Capital Management LLC	0.76%	39.40%	21.03%	17.02%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares) Janus Capital Management LLC	0.84%	20.06%	13.35%	10.08%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares) Janus Capital Management LLC	0.60%	32.95%	17.67%	14.67%
Seeks capital appreciation.	MFS® Growth Series (Initial Class) Massachusetts Financial Services Company	0.73%	31.86%	20.28%	16.80%
Seeks capital appreciation.	MFS® Investors Trust Series (Initial Class) Massachusetts Financial Services Company	0.79%	13.87%	13.66%	12.50%
Seeks capital appreciation.	MFS® New Discovery Series (Initial Class) Massachusetts Financial Services Company	0.87%	45.89%	22.98%	14.70%
Seeks capital appreciation.	MFS® Research Series (Initial Class) Massachusetts Financial Services Company	0.79%	16.59%	14.74%	13.06%
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Total Return Bond Series (Initial Class) Massachusetts Financial Services Company	0.54%	8.47%	5.18%	4.42%
Seeks total return.	MFS® Total Return Series (Initial Class) Massachusetts Financial Services Company	0.61%	9.81%	8.86%	8.34%
Long-term growth of capital.	Value Line Centurion Fund EULAV Asset Management	0.87%	17.55%	14.93%	13.40%
[1]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Managed Volatility Fund was merged into Invesco V.I. Equity and Income Fund, which is now an investment option under the policy. Invesco V.I. Managed Volatility Fund is no longer an investment option under the contract.

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Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
High total investment return consistent with reasonable risk.	Value Line Strategic Asset Management Trust EULAV Asset Management	0.88%	17.98%	13.20%	11.47%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

Except as set forth herein, all other provisions of the prospectus and the supplement noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

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